NOTES PAYABLE – NON-RELATED PARTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE TO NON-RELATED PARTIES

	September 30,	December 31,
	2021	2020
	(unaudited)	(audited)
Loan secured by a tour bus, payable in monthly payments of $2,710 including interest at 12% per annum through September 2020.	$12,939	$15,649

Total recorded as current liability	$12,939	$15,649

	December 31,	December 31,
	2020	2019

Loan secured by a tour bus, payable in monthly payments of $2,710 including interest at 12% per annum through July 2020 when the remaining balance is payable.	$15,649	$25,746

Total recorded as current liability	$15,649	$25,746